Profit for the Year (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit for the Year [Abstract]
Cost of inventories recognized as expenses	$ 35,094,050	$ 38,788,893	$ 46,298,758
Taxes and surcharges	180,302	253,039	212,516
Cost of sales	35,274,352	39,041,932	46,511,274
Depreciation of property, plant and equipment	1,137,831	1,944,176	2,015,437
Amortization of land use rights and trademarks	14,307	19,009	17,061
Amortization of subsidies prepaid to distributors	401,259	910,537	1,093,036
Amortization of prepayments and premiums under operating leases	105,340	118,783	728,996
Provision (Reversal) of inventory obsolescence	101,256	(1,667)	342
Provision of bad debt allowance		331,196	1,028,439
Provision of impairment loss in prepayments		11,649,038	2,565,334
Profit for the year	$ 1,759,993	$ 14,971,072	$ 7,448,645